Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net income		$ 340.2	$ 486.1	$ 534.7
Less: Preference share dividends		(45.5)	(54.9)	(49.9)
Less: Preference share redemption costs		(4.4)	0.0		$ 0.0
Net income available to Aspen Insurance Holdings Limited’s ordinary shareholders		$ 290.3	$ 431.2	$ 484.8
Basic weighted average ordinary shares outstanding		91,375,776	90,833,333	90,833,333
Weighted average effect of dilutive restricted share units		158,644	0	0
Diluted weighted average ordinary shares outstanding		91,534,420	90,833,333	90,833,333
Basic earnings per ordinary share (5)	[1]	$ 3.18	$ 4.75	$ 5.34
Diluted earnings per ordinary share (5)	[1]	$ 3.17	$ 4.75	$ 5.34
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		616,762,000,000	0	0

[1]	Basic and diluted earnings per ordinary share have been retroactively adjusted to reflect the impact of the Ordinary Share Exchange, for all periods presented. Refer to Note 12, “Capital Structure” and Note 13, “Earnings Per Ordinary Share” for further details.